Other non-current liabilities (Additional Information) (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 Employee
Non-current liabilities [abstract]
Number of employees | Employee		59
Monthly payments	€ 60
Employee payments 1	3,878
Debt, Current	€ 2,984
Interest rate	6.308%
Debt Discount	€ 2,725
Collateral Amount	892
Guarantee Amount	€ 4,459